Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Commercial Mortgage Pass-Through Certificates, Series 2020-LOOP

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

8 January 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-LOOP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 January 2020

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of two promissory notes issued by 181 West Madison Property LLC, a Delaware limited liability company, evidencing a fixed rate, interest-only loan (the “Trust A Loan” and “Trust B Loan,” respectively, and collectively, the “Trust Loan”),
b.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and two fixed rate, interest-only loans (collectively, the “Companion Loans,” together with the Trust Loan, the “Mortgage Loan”) evidenced by separate promissory notes, which will not be assets of the Issuing Entity and
c.	The Mortgage Loan is secured by, among other things, a first priority mortgage lien on the borrower’s fee simple interest in an office building located at 181 West Madison Street, Chicago, Illinois (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan and Property as of 1 February 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 5

3. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Loan Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Loan Term,

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan (the “Amortization Term”),
b.	Use the “Loan Term,” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”),
c.	Use the “Original Whole Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Whole Loan Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Whole Loan Maturity Balance”),
d.	Use the “Original In-Trust A Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Trust A Loan as of the Reference Date (the “Cut-off Date In-Trust A Mortgage Balance”) and
ii.	Principal balance of the Trust A Loan as of the “Maturity Date” of the Mortgage Loan (the “In-Trust A Maturity Balance”),

Attachment A Page 3 of 5

7. (continued)

e.	Use the “Original In-Trust B Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Trust B Loan as of the Reference Date (the “Cut-off Date In-Trust B Mortgage Balance”) and
ii.	Principal balance of the Trust B Loan as of the “Maturity Date” of the Mortgage Loan (the “In-Trust B Maturity Balance”) and
f.	Use the “Original Non-Trust A Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Companion Loans as of the Reference Date (the “Cut-off Date Non-Trust A Mortgage Balance”) and
ii.	Principal balance of the Companion Loans as of the “Maturity Date” of the Mortgage Loan (the “Non-Trust A Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Whole Loan Balance,
b.	Interest Rate and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Debt Service and
ii.	Monthly Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Whole Loan Balance,” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service” of the Mortgage Loan as 1/12th of the “Annual Debt Service” of the Mortgage Loan.

9.	Using the:
a.	TTM NOI,
b.	UW NOI,
c.	UW NCF,
d.	Cut-off Date Whole Loan Balance,
e.	Whole Loan Maturity Balance,
f.	Annual Debt Service and
g.	Appraisal Value,

Attachment A Page 4 of 5

9. (continued)

as shown on the Final Data File, and the applicable assumptions and calculation methodologies described in the Draft Preliminary Offering Circular and/or provided by the Depositor, we recalculated the:

i.	Whole Loan TTM NOI DSCR,
ii.	Whole Loan UW NOI DSCR,
iii.	Whole Loan UW NCF DSCR,
iv.	Whole Loan TTM NOI Debt Yield,
v.	Whole Loan UW NOI Debt Yield,
vi.	Whole Loan UW NCF Debt Yield,
vii.	Whole Loan Cut-Off Date LTV and
viii.	Whole Loan Balloon LTV

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through viii. above to the nearest 1/10th of one percent.

10.	Using the:
a.	Net Rentable Area,
b.	SF1,
c.	SF2,
d.	SF3,
e.	SF4 and
f.	SF5,

as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Master Servicer and
b.	Primary Servicer,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

12.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Total Admin Fee and
b.	Interest Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan, Trust Loan and Companion Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	27 November 2019

Cash Management Agreement	27 November 2019

Clearing Account Agreements	27 November 2019

Settlement Statement	27 November 2019

Non-Consolidation Opinion	27 November 2019

Environmental Indemnity Agreement	27 November 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	22 October 2019

Engineering Report	8 November 2019

Phase I Environmental Report	13 November 2019

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	30 November 2019

Pro Forma Title Policy	25 November 2019

Management Agreement	7 November 2013

Management Agreement Amendments	Various

Leasing Listing Agreement	7 November 2013

Leasing Listing Agreement Amendments	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Insurance Review Document	26 November 2019

Insurance Certificates	25 November 2019

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Lease Agreements	Various

Lease Estoppels	Various

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Net Rentable Area	Underwritten Rent Roll
Measurement Unit	Underwritten Rent Roll
Occupancy % Most Recent	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
Property Manager	Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value (see Note 2)	Appraisal Report
Appraisal Firm	Appraisal Report
Date of Appraisal (see Note 2)	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Maturity Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Maturity Date 2	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 5

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Maturity Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Maturity Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Maturity Date 5	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

2017 EGI	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2018 EGI	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
TTM EGI	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
UW Effective Gross Income	Underwriter’s Summary Report
UW Expense Total	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TI/LC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Initial Debt Service Deposit	Settlement Statement
Monthly Debt Service Deposit	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement

Exhibit 2 to Attachment A Page 3 of 5

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Replacement Reserves Monthly Deposit Amount	Loan Agreement
Replacement Reserves Cap	Loan Agreement
TI/LC Initial Deposit Amount	Settlement Statement
TI/LC Monthly Deposit Amount	Loan Agreement
TI/LC Reserves Cap	Loan Agreement
Outstanding Free Rent Reserve Initial Deposit Amount	Settlement Statement
Outstanding TI Reserve Initial Deposit Amount	Settlement Statement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement
Other Escrow Type	Loan Agreement
Other Escrow Initial Deposit	Settlement Statement
Other Escrow Monthly Deposit	Loan Agreement

Mortgage Loan, Trust Loan and Companion Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Loan Agreement
Origination Date	Loan Agreement
Original Whole Loan Balance	Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Payment Grace Period	Loan Agreement
Amortization Type	Loan Agreement
Interest Rate	Loan Agreement
Accrual Basis	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
String (see Note 5)	Loan Agreement
Partial Prepayments Allowed	Loan Agreement
Partial Release Permitted	Loan Agreement
Substitution Allowed	Loan Agreement
LockBox (Y/N)	Loan Agreement
LockBox Type (see Note 6)	Loan Agreement
Cash Management (see Note 7)	Loan Agreement
Springing Conditions	Loan Agreement
Single Asset Entity	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Mortgage Loan, Trust Loan and Companion Loan Information: (continued)

Characteristic	Source Document(s)

Single Purpose Entity	Loan Agreement
TIC Structure	Loan Agreement
Condo Structure	Loan Agreement
DST	Loan Agreement
Assumption Fee	Loan Agreement
Letter of Credit	Loan Agreement
Earnout / Holdback	Loan Agreement
Existing Additional Debt	Loan Agreement
Future Debt Permitted?	Loan Agreement
Loan Purpose	Settlement Statement
Ground Lease	Pro Forma Title Policy

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the appraised value and date associated with the “Appraisal Type,” as shown on the Preliminary Data File, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant and instructed us to use the lease expiration date for the lease associated with the largest related space, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

5.	For the purpose of comparing the “String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

6.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” for the “LockBox Type” characteristic if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 5 of 5

Notes: (continued)

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control Number
Loan Number
Property Name
Property Count
Appraisal Type
Sponsor
Guarantor
Pari Passu Note Control (Y/N)
Original In-Trust B Mortgage Balance Original In-Trust A Mortgage Balance
Original Non-Trust A Mortgage Balance
ARD Year
Seismic Insurance
Seismic PML %
Ground Lease Maturity Date
Existing Additional Debt Amount
Existing Additional Debt Description
Future Debt Description
Primary Servicer
Master Servicer
Trustee/Cert Admin
Operating Advisor
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.